Document and Entity Information	Oct. 30, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity File Number	001-38991
Entity Registrant Name	Pioneer Bancorp, Inc./MD
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	83-4274253
Entity Address State Or Province	NY
Entity Address, Address Line One	652 Albany Shaker Road
Entity Address, City or Town	Albany
Entity Address, Postal Zip Code	12211
City Area Code	518
Local Phone Number	730-3025
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	PBFS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001769663
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false